401(k) Plan	12 Months Ended
Sep. 30, 2020
Retirement Benefits [Abstract]
401(k) Plan	401(k) PLAN
The Company maintains a 401(k) Plan (the "Plan") for the benefit of its employees. Company contributions are made annually as approved by the Board of Directors. Such amounts are not in excess of amounts permitted by the Employee Retirement Income Security Act of 1974.

Plan participants may make voluntary after-tax contributions of their considered earnings as defined by the Plan. In addition, participants may make pre-tax contributions up to the statutory limits through the 401(k) provisions of the Plan. The annual addition from contributions to an individual participant's account in this Plan cannot exceed the lesser of 100% of base salary or $56,000.
New employees become eligible to participate in the Plan and make employee contributions on the first day of the calendar month following the completion of 30 days days of employment. Such eligible employees do not become eligible for profit sharing or matching contributions until the first day of the quarter (January 1, April 1, July 1 or October 1) following completion of 1 year of service. A “year of service” is defined as a 12-month period in which the eligible employee works at least 1,000 hours of service and the first eligibility service period started on the first day of employment.

The Plan provides for a guaranteed safe harbor matching contribution equal to 100% of the first 4% of compensation that employees contribute to their account and this amount is immediately vested. The safe harbor match is not subject to the six year vesting schedule of the profit sharing contribution. This provides plan participants more investment flexibility. The Company anticipates that all eligible employees, regardless of personal plan participation, will continue to receive an annual discretionary profit sharing contribution from the Company, now capped at 7% of eligible compensation with this change.

Company contributions to the Plan amounted to $8,333,000, $6,920,000 and $5,910,000 for the years ended 2020, 2019 and 2018, respectively.